Putnam Small Cap Growth Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value
Auto components (0.6%)
Dorman Products, Inc.(NON)	58,000	$4,762,960

		4,762,960
Banks (2.1%)
Bancorp, Inc. (The)(NON)	282,600	6,211,548
ServisFirst Bancshares, Inc.	118,500	9,480,000

		15,691,548
Beverages (0.4%)
Celsius Holdings, Inc.(NON)	30,900	2,802,012

		2,802,012
Biotechnology (7.9%)
Apellis Pharmaceuticals, Inc.(NON)	98,700	6,741,210
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	46,300	4,780,938
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	75,600	11,428,452
Cytokinetics, Inc.(NON)(S)	184,800	8,953,560
Denali Therapeutics, Inc.(NON)	59,400	1,822,986
Halozyme Therapeutics, Inc.(NON)	290,500	11,486,370
Insmed, Inc.(NON)(S)	233,500	5,029,590
Intellia Therapeutics, Inc.(NON)	51,400	2,876,344
IVERIC bio, Inc.(NON)	109,700	1,968,018
Xenon Pharmaceuticals, Inc. (Canada)(NON)	120,600	4,353,660

		59,441,128
Building products (0.6%)
Advanced Drainage Systems, Inc.	36,200	4,502,194

		4,502,194
Capital markets (0.6%)
Hamilton Lane, Inc. Class A(S)	78,785	4,696,374

		4,696,374
Chemicals (1.1%)
Livent Corp.(NON)(S)	166,128	5,091,823
Perimeter Solutions SA (Luxembourg)(NON)(S)	381,672	3,057,193

		8,149,016
Commercial services and supplies (2.9%)
Casella Waste Systems, Inc. Class A(NON)	174,000	13,291,860
Montrose Environmental Group, Inc.(NON)	263,852	8,878,620

		22,170,480
Communications equipment (0.3%)
Clearfield, Inc.(NON)	23,100	2,417,184

		2,417,184
Construction and engineering (4.1%)
Dycom Industries, Inc.(NON)	38,600	3,687,458
EMCOR Group, Inc.	71,200	8,222,176
WillScot Mobile Mini Holdings Corp.(NON)	483,136	19,484,875

		31,394,509
Electronic equipment, instruments, and components (1.3%)
Novanta, Inc.(NON)(S)	85,805	9,923,348

		9,923,348
Energy equipment and services (1.7%)
ChampionX Corp.	377,300	7,383,761
Liberty Energy, Inc.(NON)	434,757	5,512,719

		12,896,480
Equity real estate investment trusts (REITs) (1.2%)
Phillips Edison & Co., Inc.(S)	122,400	3,433,320
Ryman Hospitality Properties, Inc.(NON)	81,700	6,012,303

		9,445,623
Food and staples retailing (3.0%)
BJ's Wholesale Club Holdings, Inc.(NON)	199,900	14,554,719
Performance Food Group Co.(NON)	183,900	7,898,505

		22,453,224
Food products (0.5%)
Simply Good Foods Co. (The)(NON)	124,100	3,969,959

		3,969,959
Health-care equipment and supplies (9.1%)
AtriCure, Inc.(NON)	72,600	2,838,660
Axonics, Inc.(NON)	119,900	8,445,756
InMode, Ltd. (Israel)(NON)(S)	418,698	12,188,299
Lantheus Holdings, Inc.(NON)	271,900	19,122,727
Merit Medical Systems, Inc.(NON)	199,600	11,279,396
Omnicell, Inc.(NON)(S)	43,100	3,750,993
Shockwave Medical, Inc.(NON)	26,800	7,452,276
STAAR Surgical Co.(NON)(S)	56,600	3,993,130

		69,071,237
Health-care providers and services (3.6%)
Option Care Health, Inc.(NON)	396,500	12,477,855
R1 RCM, Inc.(NON)	789,753	14,634,123

		27,111,978
Health-care technology (0.3%)
Evolent Health, Inc. Class A(NON)	62,600	2,249,218

		2,249,218
Hotels, restaurants, and leisure (4.4%)
Churchill Downs, Inc.	71,300	13,129,895
Everi Holdings, Inc.(NON)	617,300	10,012,606
Planet Fitness, Inc. Class A(NON)	177,800	10,251,948

		33,394,449
Insurance (3.0%)
Kinsale Capital Group, Inc.	69,354	17,714,399
RLI Corp.	45,300	4,637,814

		22,352,213
IT Services (3.6%)
CSG Systems International, Inc.	71,100	3,759,768
Perficient, Inc.(NON)	139,854	9,093,307
WNS Holdings, Ltd. ADR (India)(NON)(S)	174,000	14,240,160

		27,093,235
Life sciences tools and services (1.7%)
Medpace Holdings, Inc.(NON)(S)	82,600	12,982,242

		12,982,242
Machinery (3.9%)
Chart Industries, Inc.(NON)(S)	35,200	6,489,120
Federal Signal Corp.	220,100	8,214,132
RBC Bearings, Inc.(NON)	70,637	14,679,075

		29,382,327
Media (1.8%)
TechTarget, Inc.(NON)(S)	234,829	13,901,877

		13,901,877
Metals and mining (0.4%)
MP Materials Corp.(NON)(S)	118,600	3,237,780

		3,237,780
Oil, gas, and consumable fuels (4.6%)
Chord Energy Corp.	42,700	5,840,079
Civitas Resources, Inc.	115,500	6,628,545
Magnolia Oil & Gas Corp. Class A(S)	382,700	7,581,287
Matador Resources Co.	145,300	7,108,076
SM Energy Co.	194,100	7,300,101

		34,458,088
Personal products (0.6%)
BellRing Brands, Inc.(NON)(S)	224,100	4,618,701

		4,618,701
Pharmaceuticals (2.2%)
Axsome Therapeutics, Inc.(NON)(S)	105,000	4,685,100
Corcept Therapeutics, Inc.(NON)(S)	134,700	3,453,708
Harmony Biosciences Holdings, Inc.(NON)	106,400	4,712,456
Pacira BioSciences, Inc.(NON)	70,400	3,744,576

		16,595,840
Professional services (2.9%)
ICF International, Inc.	105,700	11,523,414
KBR, Inc.	247,126	10,680,786

		22,204,200
Real estate management and development (1.8%)
Colliers International Group, Inc. (Canada)	148,580	13,616,203

		13,616,203
Road and rail (3.3%)
Saia, Inc.(NON)(S)	33,161	6,300,590
TFI International, Inc. (Canada)	203,700	18,434,529

		24,735,119
Semiconductors and semiconductor equipment (3.8%)
Nova, Ltd. (Israel)(NON)(S)	167,997	14,330,144
Onto Innovation, Inc.(NON)	111,700	7,154,385
Synaptics, Inc.(NON)	29,700	2,940,597
Ultra Clean Holdings, Inc.(NON)	170,130	4,380,848

		28,805,974
Software (10.1%)
Descartes Systems Group, Inc. (The) (Canada)(NON)	173,200	11,003,396
Manhattan Associates, Inc.(NON)	115,900	15,418,177
Paylocity Holding Corp.(NON)	36,863	8,905,364
Progress Software Corp.	122,012	5,191,611
Rapid7, Inc.(NON)	52,000	2,230,800
SPS Commerce, Inc.(NON)	104,300	12,957,189
Tenable Holdings, Inc.(NON)	118,100	4,109,880
Verra Mobility Corp.(NON)(S)	1,043,052	16,031,709
Vertex, Inc. Class A(NON)	28,200	385,494

		76,233,620
Specialty retail (4.2%)
Boot Barn Holdings, Inc.(NON)	211,428	12,360,081
Five Below, Inc.(NON)(S)	90,093	12,403,103
Murphy USA, Inc.(S)	26,000	7,147,660

		31,910,844
Thrifts and mortgage finance (0.4%)
Walker & Dunlop, Inc.	35,041	2,933,983

		2,933,983
Trading companies and distributors (1.5%)
Applied Industrial Technologies, Inc.	112,450	11,557,609

		11,557,609

Total common stocks (cost $658,831,165)		$723,162,776

SHORT-TERM INVESTMENTS (17.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 3.06%(AFF)	97,016,090	$97,016,090
Putnam Short Term Investment Fund Class P 3.11%(AFF)	36,975,816	36,975,816

Total short-term investments (cost $133,991,906)		$133,991,906
TOTAL INVESTMENTS

Total investments (cost $792,823,071)		$857,154,682

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $757,042,483.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$98,744,337	$76,199,665	$77,927,912	$429,737	$97,016,090
	Putnam Short Term Investment Fund**	27,597,370	48,489,233	39,110,787	176,882	36,975,816

	Total Short-term investments	$126,341,707	$124,688,898	$117,038,699	$606,619	$133,991,906
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $97,016,090 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $94,824,093.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$13,901,877	$—	$—
Consumer discretionary	70,068,253	—	—
Consumer staples	33,843,896	—	—
Energy	47,354,568	—	—
Financials	45,674,118	—	—
Health care	187,451,643	—	—
Industrials	145,946,438	—	—
Information technology	144,473,361	—	—
Materials	11,386,796	—	—
Real estate	23,061,826	—	—

Total common stocks	723,162,776	—	—
Short-term investments	—	133,991,906	—

Totals by level	$723,162,776	$133,991,906	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com